COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

Maturity of Lease Liabilities at September 30, 2024
Amount
2024	32,283
2025	53,805
Total lease payments	86,088
Less: Imputed interest	2,933
Present value of lease liabilities	$83,155

Maturity of lease liabilities at December 31, 2023	Amount
2024	31,861
2025	-
Total lease payments	31,861
Less: imputed interest	(976.00)
Present value of lease liabilities	30,885

Schedule of operating lease assets and liability

Leased assets	Operating Lease Liability	Remaining months	Weighted average
	As of September 30, 2024		remaining term
FDT	83,155	8	8
Total	83,155		8

Leased assets	Operating Lease Liability As of December 31, 2023	Remaining months	Weighted average remaining term
KAYA	18,722	9	5.49
MJAI	12,163	4	1.56
Total	30,885	7.05